RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of information about key management personnel [Table Text Block]
In thousands of Canadian dollars	2017	2016

Short-term employee salaries and benefits	$2,240	$2,206
Share-based payments	3,230	1,425
Total compensation	$5,470	$3,631